Share Capital/Treasury Shares - Summary of Share Capital (Parenthetical) (Detail) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	50,000,000	50,000,000	50,000,000
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Class A ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	500,000,000	500,000,000	500,000,000
Class B ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	100,000,000	100,000,000	100,000,000
Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Share based compensation by share based award share options excercised weighted average exercise price	$ 0	$ 1.75
Exercise Price One [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		23,893
Share based compensation by share based award share options excercised weighted average exercise price		$ 0.28
Exercise Price Two [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		16,202
Share based compensation by share based award share options excercised weighted average exercise price		$ 2.93
Exercise Price Three [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		4,122
Share based compensation by share based award share options excercised weighted average exercise price		$ 3.63
Exercise Price Four [Member] | Two Thousand and Sixteen Plan [Member]
Disclosure of classes of share capital [line items]
Stock issued during the period exercise of stock options shares		3,226
Share based compensation by share based award share options excercised weighted average exercise price		$ 4.32